REVENUES (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF REVENUE FROM SERVICES

Revenue streams:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023

Revenues from services:
Revenues from services	315	393	681	924
Revenues from leasing	79	98	170	231

Precision metal parts:
Revenues from sales of precision metal parts	1,047	795	2,231	1,612
Smart Carts:
Revenues from smart carts project	97	1,574	153	4,701
Total	1,538	2,860	3,235	7,468